Reconciliation of Adjusted EBITDA to Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Adjusted EBITDA	$ 876	$ 769	$ 840
Non-vehicle depreciation and amortization	180	152	125
Interest expense related to corporate debt, net	209	228	268
Early extinguishment of debt	56	147	75
Restructuring Charges	26	61	38
Transaction-related costs, net	13	51	34
Impairment	0	33	0
Income before income taxes	$ 392	$ 97	$ 300